Intangible Assets - Schedule of Intangible Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Cost [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	RM 2,364,604		RM 70,954
Additions			2,293,650
Ending balance	2,364,604	$ 559,577	2,364,604
Ending balance (in Dollars)	2,364,604		2,364,604
Cost [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	10,954		10,954
Additions
Ending balance	10,954	2,592	10,954
Ending balance (in Dollars)	10,954		10,954
Cost [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	2,353,650		60,000
Additions			2,293,650
Ending balance	2,353,650	556,985	2,353,650
Ending balance (in Dollars)	2,353,650		2,353,650
Accumulated Amortization [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	267,789		24,606
Charge for the year	235,524		243,183
Ending balance	503,313	119,108	267,789
Ending balance (in Dollars)	503,313		267,789
Accumulated Amortization [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	10,424		8,606
Charge for the year	159		1,818
Ending balance	10,583	2,504	10,424
Ending balance (in Dollars)	10,583		10,424
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	257,365		16,000
Charge for the year	235,365		241,365
Ending balance	492,730	116,604	257,365
Ending balance (in Dollars)	492,730		257,365
Carrying Values [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	2,096,815		46,348
Ending balance	1,861,291	440,469	2,096,815
Ending balance (in Dollars)	1,861,291		2,096,815
Carrying Values [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	530		2,348
Ending balance	371	88	530
Ending balance (in Dollars)	371		530
Carrying Values [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	2,096,285		44,000
Ending balance	1,860,920	$ 440,381	2,096,285
Ending balance (in Dollars)	RM 1,860,920		RM 2,096,285